INCOME TAXES - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ 728,433	$ (127,291)	$ (384,846)
Foreign	53,215	3,197	(65,008)
Income (loss) from continuing operations before income taxes and equity losses of affiliates	$ 781,648	$ (124,094)	$ (449,854)